BUSINESS COMBINATIONS (Details Textual) - USD ($) $ in Thousands			1 Months Ended							12 Months Ended
		Dec. 09, 2015	Dec. 31, 2015	Oct. 29, 2014	Sep. 30, 2014	Sep. 30, 2013	May 30, 2013	Apr. 30, 2013	Apr. 01, 2013	Jun. 30, 2016	Jun. 30, 2015
Business Acquisition [Line Items]
Business Acquisition Cost Of Acquired Entity Purchases Price									$ 73,805
Business Acquisition, Cost of Acquired Entity, Cash Paid					$ 14,600	$ 5,510	$ 16,390
Business Combination, Consideration Transferred, Total										$ 0	$ 15,081	[1]
Fair Value of Accounts Receivable									9,966
Business Combination, Contingent Consideration, Asset									73,805
Incentive Shares for Bond [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Asset	[2]								$ 21,837
Maximum [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										50.00%
Maximum [Member] | Incentive Shares for Bond [Member]
Business Acquisition [Line Items]
CAGR performance target Percentage									25.00%
Business Combination, Contingent Consideration, Asset									$ 25,112
Minimum [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired										20.00%
Minimum [Member] | Incentive Shares for Bond [Member]
Business Acquisition [Line Items]
CAGR performance target Percentage									20.00%
Business Combination, Contingent Consideration, Asset									$ 21,837
Premium Shares for Bond [Member]
Business Acquisition [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Number Of Shares Authorized			166,471
Bond [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									100.00%
Business Acquisition Cost Of Acquired Entity Purchases Price									$ 73,805
Business Acquisition, Cost of Acquired Entity, Cash Paid								$ 16,390	36,500
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		627,578		648,697			1,407,907
Equity Method Investment, Quoted Market Value							$ 16,909
Business Combination, Consideration Transferred, Total									73,000
Business Acquisition Cash Payments Expect In September 2013						5,510
Business Acquisition Cash Payments Expect In September 2014					14,600
Fair Value of Accounts Receivable									9,966
Gross Contractual Accounts Receivable									10,720
Contractual Cash Flows Collected at Acquisition									754
Percentage Of Total Incentive Shares On Premium Shares Issuable											15.00%
Premium Shares Issuable Of Total Incentive Shares											$ 3,300
Minimum Percentage of Annual Growth Rate Performance Target											20.00%
CAGR performance target Percentage			25.00%
Business Acquisition Present Value Of Cash Consideration Installments					$ 13,286	$ 5,383
Bond [Member] | Installment One [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares				648,697
Fair Values Of Incentive Shares Issuable To Shareholders										$ 10,941
Bond [Member] | Installment Two [Member]
Business Acquisition [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares			461,107
Fair Values Of Incentive Shares Issuable To Shareholders										$ 10,896
Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life										60 months
Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life										57 months
Customer Relationships [Member] | Bond [Member]
Business Acquisition [Line Items]
Business Acquisition Purchases Price Allocation Amortizable Intangible Assets									$ 2,900
Finite-Lived Intangible Asset, Useful Life									57 years
Order or Production Backlog [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life										33 months
Order or Production Backlog [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life										21 months
Order or Production Backlog [Member] | Bond [Member]
Business Acquisition [Line Items]
Business Acquisition Purchases Price Allocation Amortizable Intangible Assets									$ 11,459
Order or Production Backlog [Member] | Bond [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life									33 years
Order or Production Backlog [Member] | Bond [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-Lived Intangible Asset, Useful Life									21 years

[1]	Acquisition-related consideration represents the fair value of Incentive Shares and Premium Shares for Bond (note 3). The fair value of the contingent consideration in connection with the acquisition was estimated using probability-weighted discounted cash flow models. Key assumptions include discount rate, a percent weighted-probability of Bond achieving net income performance targets and a percent weighted-probability of Bond achieving CAGR performance targets. As of June 30, 2015, Bond has achieved the net income performance target and the CAGR performance target. In addition, the referencing share price was determinable as of December 31, 2014 and the remaining input to the fair value of the Incentive and Premium Shares for Bond is the Company’s share price on the date of issuance, which is observable from an active market. Therefore, the fair value measurement of the acquisition-related consideration is transferred from Level 3 to Level 1 on December 31, 2014. In December 2015, all the remaining incentive shares and premium shares consideration were issued. As of June 30, 2015 and June 30, 2016, the fair value of the acquisition-related consideration in connection with Bond totaled $15,081 and nil, respectively.
[2]	(ii) Bond achieved the performance target of the first and second installments of the Incentive Shares, and a total number of 648,697 and 461,107 shares were issued in October 2014 and December 2015, respectively. There was no incentive shares consideration outstanding as of June 30, 2016.